Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year Ended December 31,
	2020	2019	2018
Current:
Federal	$4,730	$16,499	$2,117
State	3,297	6,176	284
Foreign	5,344	1,092	(352)
Total current provision	13,371	23,767	2,049
Deferred:
Federal	41,979	10,702	1,817
State	18,518	175	353
Foreign	1,572	—	684
Total deferred	62,069	10,877	2,854
Total provision for income taxes	$75,440	$34,644	$4,903

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended December 31,
	2020	2019	2018
Provision for income taxes at federal statutory rate	21.0%	21.0%	21.0%
State income taxes, net of federal benefit	6.3	5.9	6.0
Transaction expenses	—	—	1.7
Noncontrolling interest tax differential	(0.1)	(0.1)	(1.2)
Employee stock based compensation	(2.2)	(0.9)	(9.9)
Other	2.0	3.8	5.4
Effective income tax rate	27.0%	29.7%	23.0%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2020	2019
Deferred tax assets:
Accrued liabilities and other	$2,066	$1,793
Mandatorily redeemable noncontrolling interests	1,190	1,190
Other	—	2,760
State taxes	237	—
Share based payments	—	3,441
Foreign tax and other tax credit carryforwards	1,558	1,558
Capital loss carryforward	61,315	61,945
Net operating loss carryforward	33,185	45,535
Total deferred Tax Assets	99,551	118,222

Deferred tax liabilities:
Deductible goodwill and other intangibles	(2,333)	(6,246)
State taxes	—	(2,831)
Share based payments	(434)	—
Depreciation	(112)	143
Deferred revenue	(43,631)	(222)
Other	(4,902)	—
Total deferred tax liabilities	(51,412)	(9,156)

Net deferred tax assets	48,139	109,066
Valuation allowance	(78,289)	(77,544)
Net deferred tax (liabilities) assets	$(30,150)	$31,522

Deferred tax assets, net	$4,098	$31,522
Deferred tax liabilities, net	(34,248)	—
Net deferred tax (liabilities) assets	$(30,150)	$31,522

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
Year Ended
December 31,
2020
Beginning balance	$10,156
Additions for current year tax positions	15
Additions for prior year tax positions	539
Reductions for prior year tax positions	(25)
Reductions due to lapse in statutes of limitations	(125)
Ending balance	$10,560